The Hartford International Growth Fund Expense Example - The Hartford International Growth Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 675
Expense Example, with Redemption, 3 Years	947
Expense Example, with Redemption, 5 Years	1,240
Expense Example, with Redemption, 10 Years	2,071
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	663
Expense Example, with Redemption, 5 Years	1,145
Expense Example, with Redemption, 10 Years	2,475
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,234
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	504
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,908
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	1,575
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,246
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,103
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,209
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	$ 1,103